Assets held for sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2022
Disclosure of financial assets [line items]
Cost of sales, excluding depreciation and amortization	$ 813,106	$ 652,613	$ 799,582
Book value of assets	270,800	187,800
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of financial assets [line items]
Cost of sales, excluding depreciation and amortization	1,252,976	$ 667,703	$ 693,881
Assets held for sale	174,000
Other assets capitalized cost	79,000
Expenses recognized	152,000
Book value of assets	95,000
initial payment of transaction cost	17,000
Minera Yanacocha SRL and subsidiary [Member] | Conga Project [Member]
Disclosure of financial assets [line items]
Cash proceeds	68,000
Cost of sales, excluding depreciation and amortization	46,000
Assets held for sale	$ 22,000
Minera Yanacocha SRL and subsidiary [Member] | Conga Project [Member] | Classification of assets held for sale
Disclosure of financial assets [line items]
Book value of assets				$ 262,000